UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA CAPITAL GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA CAPITAL
                            GROWTH Fund

                                   [GRAPHIC OF USAA CAPITAL GROWTH FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (97.9%)

                AEROSPACE & DEFENSE (1.2%)
      8,100     Applied Signal Technology, Inc.                          $   245
     13,000     Innovative Solutions & Support, Inc.*                        273
        100     SI International, Inc.*                                        2
     12,100     United Defense Industries, Inc.*                             486
                                                                         -------
                                                                           1,006
                                                                         -------
                AIR FREIGHT & LOGISTICS (1.8%)
     28,100     EGL, Inc.*                                                   899
      4,500     Forward Air Corp.*                                           185
     11,000     Hub Group, Inc. "A"*                                         442
                                                                         -------
                                                                           1,526
                                                                         -------
                ALTERNATIVE CARRIERS (0.6%)
     53,150     PTEK Holdings, Inc.*                                         529
                                                                         -------
                APPAREL, ACCESSORIES, & LUXURY GOODS (0.8%)
     24,250     Quiksilver, Inc.*                                            661
                                                                         -------
                APPAREL RETAIL (1.9%)
     20,715     Aeropostale, Inc.*                                           653
     29,400     Men's Wearhouse, Inc.*                                       914
                                                                         -------
                                                                           1,567
                                                                         -------
                APPLICATION SOFTWARE (7.2%)
     31,200     ANSYS, Inc.*                                                 861
     23,150     Catapult Communications Corp.*                               569
     18,300     Hyperion Solutions Corp.*                                    735
     61,650     InterVoice, Inc.*                                            763
     15,400     Mapinfo Corp.*                                               152
    125,450     Parametric Technology Corp.*                                 651
     39,400     RSA Security, Inc.*                                          806
     28,400     SERENA Software, Inc.*                                       504
    106,100     TIBCO Software, Inc.*                                      1,031
                                                                         -------
                                                                           6,072
                                                                         -------
                ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     11,100     National Financial Partners Corp.                            341
                                                                         -------
                AUTOMOBILE MANUFACTURERS (1.0%)
     25,700     Winnebago Industries, Inc.                                   807
                                                                         -------
                BIOTECHNOLOGY (1.0%)
      6,300     Charles River Laboratories International, Inc.*              295
     23,700     Immunogen, Inc.*                                             126
      5,500     Martek Biosciences Corp.*                                    259
      8,100     Telik, Inc.*                                                 149
                                                                         -------
                                                                             829
                                                                         -------
                CASINOS & GAMING (3.7%)
     14,100     Argosy Gaming Co.*                                           558
     40,770     Multimedia Games, Inc.*                                      538
     29,400     Penn National Gaming, Inc.*                                1,221
     38,500     Scientific Games Corp. "A"*                                  816
                                                                         -------
                                                                           3,133
                                                                         -------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                CATALOG RETAIL (2.4%)
     38,600     Coldwater Creek, Inc.*                                   $   888
     60,400     Insight Enterprises, Inc.*                                 1,121
                                                                         -------
                                                                           2,009
                                                                         -------
                COMMODITY CHEMICALS (1.1%)
     28,350     Headwaters, Inc.*                                            893
                                                                         -------
                COMMUNICATIONS EQUIPMENT (1.4%)
     50,500     Polycom, Inc.*                                             1,043
      9,950     SeaChange International, Inc.*                               169
                                                                         -------
                                                                           1,212
                                                                         -------
                COMPUTER STORAGE & PERIPHERALS (2.0%)
     22,100     Avid Technology, Inc.*                                     1,171
     72,200     Brocade Communications Systems, Inc.*                        490
                                                                         -------
                                                                           1,661
                                                                         -------
                CONSTRUCTION & ENGINEERING (1.3%)
     33,600     Dycom Industries, Inc.*                                    1,097
                                                                         -------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
     33,400     Terex Corp.*                                               1,269
                                                                         -------
                CONSUMER FINANCE (1.9%)
     10,300     ACE Cash Express, Inc.*                                      268
     23,150     Cash America International, Inc.                             586
     22,900     CompuCredit Corp.*                                           436
     12,450     First Cash Financial Services, Inc.*                         293
                                                                         -------
                                                                           1,583
                                                                         -------
                DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
     12,300     iPayment, Inc.*                                              551
                                                                         -------
                DISTRIBUTORS (1.1%)
     38,300     Wesco International, Inc.*                                   961
                                                                         -------
                DIVERSIFIED COMMERCIAL SERVICES (3.0%)
     10,800     Bright Horizons Family Solutions, Inc.*                      684
     14,600     Coinstar, Inc.*                                              377
     21,600     ITT Educational Services, Inc.*                              821
      5,300     Rollins, Inc.                                                140
     24,900     Sotheby's Holdings, Inc. "A"*                                465
                                                                         -------
                                                                           2,487
                                                                         -------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      5,660     Genlyte Group, Inc.*                                         416
                                                                         -------
                ELECTRONIC EQUIPMENT MANUFACTURERS (2.9%)
     11,200     Amphenol Corp. "A"*                                          384
      7,100     Dionex Corp.*                                                398
     19,200     Electro Scientific Industries, Inc.*                         326
      3,000     Fargo Electronics, Inc.*                                      39
     25,500     Littelfuse, Inc.*                                            832
     16,450     Rofin-Sinar Technologies, Inc.*                              493
                                                                         -------
                                                                           2,472
                                                                         -------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                ELECTRONIC MANUFACTURING SERVICES (1.1%)
     17,800     CyberOptics Corp.*                                       $   194
     26,750     Trimble Navigation Ltd.*                                     767
                                                                         -------
                                                                             961
                                                                         -------
                EMPLOYMENT SERVICES (1.6%)
      9,500     Heidrick & Struggles International, Inc.*                    272
     74,800     Labor Ready, Inc.*                                         1,073
                                                                         -------
                                                                           1,345
                                                                         -------
                ENVIRONMENTAL SERVICES (1.4%)
     36,350     Waste Connections, Inc.*                                   1,146
                                                                         -------
                FOOTWEAR (0.5%)
     38,400     Skechers U.S.A., Inc. "A"*                                   424
                                                                         -------
                HEALTH CARE DISTRIBUTORS (0.8%)
     25,800     Owens & Minor, Inc.                                          676
                                                                         -------
                HEALTH CARE EQUIPMENT (3.0%)
      1,400     IntraLase Corp.*                                              27
     21,400     Respironics, Inc.*                                         1,093
     20,253     Varian, Inc.*                                                739
     38,000     VISX, Inc.*                                                  634
                                                                         -------
                                                                           2,493
                                                                         -------
                HEALTH CARE FACILITIES (1.9%)
     16,300     LifePoint Hospitals, Inc.*                                   528
     39,400     Province Healthcare Co.*                                     845
     10,200     VCA Antech, Inc.*                                            229
                                                                         -------
                                                                           1,602
                                                                         -------
                HEALTH CARE SERVICES (2.4%)
     24,650     Amedisys, Inc.*                                              745
     45,800     Dendrite International, Inc.*                                671
     32,800     Ventiv Health, Inc.*                                         568
                                                                         -------
                                                                           1,984
                                                                         -------
                HEALTH CARE SUPPLIES (1.6%)
     13,200     Anika Therapeutics, Inc.*                                    146
      6,000     Cooper Companies, Inc.                                       422
     15,900     Ocular Sciences, Inc.*                                       777
                                                                         -------
                                                                           1,345
                                                                         -------
                HOMEBUILDING (1.3%)
     18,800     Hovnanian Enterprises, Inc. "A"*                             706
      4,100     Meritage Homes Corp.*                                        363
                                                                         -------
                                                                           1,069
                                                                         -------
                HYPERMARKETS & SUPER CENTERS (1.1%)
     32,900     BJ's Wholesale Club, Inc.*                                   955
                                                                         -------
                INDUSTRIAL MACHINERY (4.3%)
     17,850     Actuant Corp. "A"*                                           708
     14,900     Briggs & Stratton Corp.                                    1,070
      8,600     Graco, Inc.                                                  296
     25,300     Harsco Corp.                                               1,226
      6,750     Middleby Corp.                                               331
                                                                         -------
                                                                           3,631
                                                                         -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                INTERNET SOFTWARE & SERVICES (2.6%)
     22,800     Digital River, Inc.*                                     $   759
     84,700     Earthlink, Inc.*                                             875
     14,700     Websense, Inc.*                                              597
                                                                         -------
                                                                           2,231
                                                                         -------
                IT CONSULTING & OTHER SERVICES (3.0%)
     26,400     Anteon International Corp.*                                1,038
     16,700     CACI International, Inc. "A"*                              1,018
     28,500     Perot Systems Corp. "A"*                                     457
                                                                         -------
                                                                           2,513
                                                                         -------
                LEISURE PRODUCTS (1.0%)
     43,600     Nautilus Group, Inc.(b)                                      857
                                                                         -------
                MANAGED HEALTH CARE (3.2%)
     19,300     America Service Group, Inc.*                                 690
     17,200     Centene Corp.*                                               816
     15,900     Magellan Health Services, Inc.*                              595
     12,300     Sierra Health Services, Inc.*                                587
                                                                         -------
                                                                           2,688
                                                                         -------
                MOVIES & ENTERTAINMENT (1.0%)
      1,400     DreamWorks Animation SKG, Inc. "A"*                           55
     83,850     Lions Gate Entertainment Corp. (Canada)*                     822
                                                                         -------
                                                                             877
                                                                         -------
                OIL & GAS EQUIPMENT & SERVICES (2.7%)
     17,700     Cal Dive International, Inc.*                                627
     17,250     Hydril Co.*                                                  759
     33,000     Maverick Tube Corp.*                                         870
                                                                         -------
                                                                           2,256
                                                                         -------
                OIL & GAS EXPLORATION & PRODUCTION (4.1%)
     18,600     Cabot Oil & Gas Corp. "A"                                    787
     19,900     Energy Partners Ltd.*                                        350
      8,400     Houston Exploration Co.*                                     492
     21,400     Petroleum Development Corp.*                                 754
     23,600     Southwestern Energy Co.*                                   1,084
                                                                         -------
                                                                           3,467
                                                                         -------
                PHARMACEUTICALS (2.7%)
     18,400     Bone Care International, Inc.*                               422
     14,400     Medicis Pharmaceutical Corp. "A"                             586
     23,400     Par Pharmaceutical Companies, Inc.*                          923
     17,100     Perrigo Co.                                                  311
                                                                         -------
                                                                           2,242
                                                                         -------
                PROPERTY & CASUALTY INSURANCE (0.5%)
      7,800     Philadelphia Consolidated Holding Corp.*                     452
                                                                         -------
                REAL ESTATE INVESTMENT TRUSTS (0.9%)
     14,400     New Century Financial Corp.                                  794
                                                                         -------
                REGIONAL BANKS (2.1%)
     19,800     Bank of the Ozarks, Inc.(b)                                  639
     13,200     UCBH Holdings, Inc.                                          569
     20,350     Wilshire Bancorp, Inc.*                                      566
                                                                         -------
                                                                           1,774
                                                                         -------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                RESTAURANTS (1.3%)
     25,200     CEC Entertainment, Inc.*                                 $   958
     11,800     McCormick & Schmick's Seafood Restaurants, Inc.*             164
                                                                         -------
                                                                           1,122
                                                                         -------
                SEMICONDUCTOR EQUIPMENT (2.1%)
     19,500     ADE Corp.*                                                   299
     61,300     ASE Test Ltd. (Singapore)*                                   370
     39,900     MEMC Electronic Materials, Inc.*                             375
     21,400     Photronics, Inc.*                                            376
     10,200     Varian Semiconductor Equipment Associates, Inc.*             353
                                                                         -------
                                                                           1,773
                                                                         -------
                SEMICONDUCTORS (0.6%)
      9,400     Diodes, Inc.*                                                275
     32,400     Leadis Technology, Inc.*(b)                                  255
                                                                         -------
                                                                             530
                                                                         -------
                SPECIALTY STORES (1.7%)
     19,000     Big 5 Sporting Goods Corp.*                                  482
     11,600     Pantry, Inc.*                                                267
     19,700     Petco Animal Supplies, Inc.*                                 705
                                                                         -------
                                                                           1,454
                                                                         -------
                STEEL (0.9%)
     15,500     Metal Management, Inc.*                                      282
     15,600     Steel Dynamics, Inc.                                         518
                                                                         -------
                                                                             800
                                                                         -------
                TECHNOLOGY DISTRIBUTORS (1.1%)
     14,400     ScanSource, Inc.*                                            892
                                                                         -------
                THRIFTS & MORTGAGE FINANCE (0.4%)
     16,511     W Holding Co., Inc.                                          330
                                                                         -------
                TRADING COMPANIES & DISTRIBUTORS (1.4%)
     33,300     MSC Industrial Direct Co., Inc. "A"                        1,137
                                                                         -------
                TRUCKING (2.6%)
     14,300     Arkansas Best Corp.                                          559
     16,400     Landstar System, Inc.*                                     1,114
     18,400     Old Dominion Freight Line, Inc.*                             516
                                                                         -------
                                                                           2,189
                                                                         -------
                WIRELESS TELECOMMUNICATION SERVICES (1.6%)
     82,700     SBA Communications Corp. "A"*                                692
     22,900     Western Wireless Corp. "A"*                                  668
                                                                         -------
                                                                           1,360
                                                                         -------
                Total common stocks (cost: $75,617)                       82,451
                                                                         -------
                MONEY MARKET INSTRUMENT (2.0%)

                MONEY MARKET FUND(c)
  1,687,678     SSgA Prime Money Market Fund, 1.62% (cost: $1,688)         1,688
                                                                         -------

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                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                COLLATERAL FROM SECURITIES LOANED (1.3%)(a)

                MONEY MARKET FUNDS(c)
    829,944     AIM Short-Term Investment Co. Liquid
                   Assets Portfolio, 1.73%                               $   830
    221,340     Merrill Lynch Premier Institutional Fund, 1.70%              221
                                                                         -------
                                                                           1,051
                                                                         -------
                Total short-term investments purchased with cash
                   collateral from securities loaned (cost: $1,051)        1,051
                                                                         -------

                TOTAL INVESTMENTS (COST: $78,356)                        $85,190
                                                                         =======

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           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management
                 Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

8

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $9,598,000 and $2,764,000, respectively, resulting in net unrealized appreciation of $6,834,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $84,217,000 at October 31, 2004, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $1,020,000.

         (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48453-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.